Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Maximum exposure to credit risk for Loans and Other Financing (Detail) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 5,925,015,422	$ 4,109,867,412
Percentage of maximum exposure to credit risk	100.00%	100.00%
Percentage of credit quality of loans	100.00%	100.00%
Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 5,686,973,252	$ 3,872,255,521
Percentage of maximum exposure to credit risk	95.98%	94.22%
Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 171,416,961	$ 194,073,564
Percentage of maximum exposure to credit risk	2.90%	4.72%
Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 66,625,209	$ 43,538,327
Percentage of maximum exposure to credit risk	1.12%	1.06%
Performing [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 5,737,235,478	$ 3,958,852,318
Percentage of maximum exposure to credit risk	96.83%	96.32%
Performing [member] | Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 5,629,903,605	$ 3,851,436,730
Performing [member] | Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	107,331,873	107,415,588
Performing [member] | High grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 5,081,502,616	$ 3,646,015,294
Percentage of maximum exposure to credit risk	85.76%	88.70%
Performing [member] | High grade [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	0.00%	0.00%
Performing [member] | High grade [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	3.50%	3.50%
Performing [member] | High grade [member] | Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 5,054,424,112	$ 3,607,639,957
Performing [member] | High grade [member] | Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	27,078,504	38,375,337
Performing [member] | Standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 358,973,880	$ 186,005,085
Percentage of maximum exposure to credit risk	6.06%	4.53%
Performing [member] | Standard grade [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	3.51%	3.51%
Performing [member] | Standard grade [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	7.00%	7.00%
Performing [member] | Standard grade [member] | Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 334,245,264	$ 161,840,600
Performing [member] | Standard grade [member] | Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	24,728,616	24,164,485
Performing [member] | Sub- standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 296,758,982	$ 126,831,939
Percentage of maximum exposure to credit risk	5.01%	3.09%
Performing [member] | Sub- standard grade [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	7.01%	7.01%
Performing [member] | Sub- standard grade [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	33.00%	33.00%
Performing [member] | Sub- standard grade [member] | Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 241,234,229	$ 81,956,173
Performing [member] | Sub- standard grade [member] | Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	55,524,753	44,875,766
Past due but not impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 121,154,735	$ 107,476,767
Percentage of maximum exposure to credit risk	2.05%	2.62%
Past due but not impaired [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	33.01%	33.01%
Past due but not impaired [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	99.99%	99.99%
Past due but not impaired [member] | Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 57,069,647	$ 20,818,791
Past due but not impaired [member] | Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	64,085,088	86,657,976
Non-performing (Impaired) [member] | Impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 66,625,209	$ 43,538,327
Percentage of maximum exposure to credit risk	1.12%	1.06%
Range PD	100.00%	100.00%
Non-performing (Impaired) [member] | Impaired [member] | Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 66,625,209	$ 43,538,327